Other Accounts Receivables (Details) - Schedule of other accounts receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Receivables Abstract
Prepaid expenses	$ 3,875	$ 3,992
Inventory designated for R&D activities	3,732	4,407
Government authorities	645	220
Derivatives financial instruments mainly measured at fair value through other comprehensive income		73
Accrued income	451	173
Other	7	7
Total Other Accounts Receivables	$ 8,710	$ 8,872